Investment Managers Series Trust II

235 W. Galena Street

Milwaukee, Wisconsin 53212

March 19, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)

File Nos. 333-191476 and 811-22894 on behalf

of AXS Alternative Growth Fund (the “Funds”)

Ladies and gentlemen:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to a change in the Fee Table (Item 3 to Form N1-A) in the Prospectus for the Fund, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on February 28, 2020 (Accession No. 0001398344-20-004642). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Amy Centurioni

Amy Centurioni

Investment Managers Series Trust II